SHAREHOLDERS' EQUITY (Restricted Shares and Employee Share Purchase Plan) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015 USD ($)	Feb. 28, 2014 USD ($)	Feb. 28, 2015 Restricted Stock Units (RSUs) [Member] USD ($)	Feb. 28, 2015 Restricted Stock Units (RSUs) [Member] CAD
Restricted Share Units (RSU's)
Granted (in shares)			80,000	80,000
End balance (in shares)			80,000	80,000
Weighted Average Price
Granted (in dollars per share)				2.15
End balance (in dollars per share)				2.15
Compensation expense			$ 93
Restricted Shares & Employee Share Purchase Plan
Shares issued for employees' portion of Employee Stock Purchase Plan	44,012
Shares issued for Company portion of Employee Stock Purchase Plan	11,003
Employee stock purchase plan, compensation expense	13	23
Fair value of unearned Employee Stock Purchase Plan shares	$ 13	$ 13
Shares held for release under the Employee Stock Purchase Plan	11,000	7,305
Employer match percentage	25.00%	25.00%
Vesting period	12 months	12 months
Shares cancelled under the Employee Stock Purchase Plan	1,500